Acquisition (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 22, 2021 CNY (¥) shares	Aug. 15, 2021 CNY (¥)	Dec. 31, 2022	Sep. 22, 2021 USD ($) $ / shares shares
Acquisition (Details) [Line Items]
Asset Acquisition, Consideration Transferred		¥ 8,500
Step acquisition		¥ 3,240
Investment percentage		20.00%
ADS shares (in Shares) | shares	250,000
Agreement cost	¥ 6,105			$ 945
Purchase price amount	8,500
Net amount	¥ 2,395
Ordinary shares issued (in Shares) | shares	106,395			106,395
Fair market value per share (in Dollars per share) | $ / shares				$ 3.49
Amortized over year			6 years 4 months 24 days
Anpai Shanghai [Member]
Acquisition (Details) [Line Items]
Equity interest percentage		60.00%
Dr. Chang Yu [Member]
Acquisition (Details) [Line Items]
Equity interest percentage		40.00%
PRC [Member] | Anpai Shanghai [Member]
Acquisition (Details) [Line Items]
Equity interest percentage		20.00%